Deutsche Asset
& Wealth Management
                                                                       [DB Logo]



Summary Prospectus | April 1, 2015



Deutsche CROCI (Reg. TM) U.S. Fund





 CLASS/Ticker    A   DCUAX    C   DCUCX    R6   DCURX    INST   DCUIX    S   DCUSX

Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus, Statement of Additional Information (SAI) and other information about the fund online at deutschefunds.com/ mutualpros. You can also get this information at no cost by e-mailing a request to service@db.com, calling (800) 728-3337 or asking your financial advisor. The prospectus and SAI, both dated April 1, 2015, as supplemented, are incorporated by reference into this Summary Prospectus.

INVESTMENT OBJECTIVE


The fund seeks long-term growth of capital.



FEES AND EXPENSES OF THE FUND


These are the fees and expenses you may pay when you buy and hold shares. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in Deutsche funds. More information about these and other discounts is available from your financial professional and in Choosing a Share Class in the prospectus (p. 10) and Purchase and Redemption of Shares in the fund's SAI (p. II-15).


SHAREHOLDER FEES (paid directly from your investment)


                                              A          C      R6    INST      S
                                     ----------  ---------  ------  ------  -----
Maximum sales charge (load)
imposed on purchases, as % of
offering price                            5.75     None     None    None    None
------------------------------------      ----     --       ------  ------  ---
Maximum deferred sales charge
(load), as % of redemption proceeds     None     1.00       None    None    None
------------------------------------    ------   ----       ------  ------  ---
Account Maintenance Fee (annually,
for fund account balances below
$10,000 and subject to certain
exceptions)                            $   20    $20        None    None    $20
------------------------------------   -------   ----       ------  ------  ---

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a % of the value of your investment)


                                           A          C          R6        INST           S
                                   ---------  ---------  ----------  ----------  ----------
Management fee                         0.65       0.65       0.65        0.65        0.65
----------------------------------     ----       ----       ----        ----        ----
Distribution/service (12b-1) fees      0.25       1.00      None        None        None
----------------------------------     ----       ----      -----       -----       -----
Other expenses1                        0.60       0.65       0.45        0.47        0.64
----------------------------------     ----       ----      -----       -----       -----
TOTAL ANNUAL FUND OPERATING
EXPENSES                               1.50       2.30       1.10        1.12        1.29
----------------------------------     ----       ----      -----       -----       -----
Fee waiver/expense reimbursement       0.44       0.49       0.29        0.31        0.38
----------------------------------     ----       ----      -----       -----       -----
TOTAL ANNUAL FUND OPERATING
EXPENSES AFTER FEE WAIVER/EXPENSE
REIMBURSEMENT                          1.06       1.81       0.81        0.81        0.91
----------------------------------     ----       ----      -----       -----       -----

(1) "Other expenses" are based on estimated amounts for the current fiscal year.

The Advisor has contractually agreed through March 31, 2016 to maintain the fund's total annual operating expenses (excluding extraordinary expenses, taxes, brokerage and interest expense) at 1.06%, 1.81%, 0.81%, 0.81% and 0.91% for Class A, Class C, Class R6, Institutional Class and Class S, respectively. The agreement may only be terminated with the consent of the fund's Board.


EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



YEARS           A         C        R6      INST         S
-------  --------  --------  --------  --------  --------
1        $ 677     $ 284     $  83     $  83     $  93
--       -----     -----     -----     -----     -----
3          981       671       321       325       371
--       -----     -----     -----     -----     -----
5        1,307     1,186       578       587       671
--       -----     -----     -----     -----     -----
10       2,227     2,598     1,314     1,335     1,523
--       -----     -----     -----     -----     -----

You would pay the following expenses if you did not redeem your shares:



YEARS           A         C        R6      INST         S
-------  --------  --------  --------  --------  --------
1        $ 677     $ 184     $  83     $  83     $  93
--       -----     -----     -----     -----     -----
3          981       671       321       325       371
--       -----     -----     -----     -----     -----
5        1,307     1,186       578       587       671
--       -----     -----     -----     -----     -----
10       2,227     2,598     1,314     1,335     1,523
--       -----     -----     -----     -----     -----

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and affect the fund's performance.


Since the fund has been operational for less than one year, portfolio turnover information is not available.



PRINCIPAL INVESTMENT STRATEGY


MAIN INVESTMENTS. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks issued by US companies. The companies are selected using the Cash Return on Capital Invested (CROCI (Reg. TM)) strategy as one factor. Portfolio management will select stocks from among companies in the S&P 500 Index (excluding companies from the financial sector) which are under CROCI (Reg. TM) coverage at any given time (as of December 2014, approximately 283 companies that are part of the S&P 500 Index were under CROCI (Reg. TM) coverage). Initially, approximately 40 companies will be identified from the selection universe. The companies are selected on the basis of an economic valuation using the CROCI (Reg. TM) methodology, among other criteria. In addition, portfolio management will apply liquidity and trading controls that seek to reduce portfolio turnover and transaction costs. The fund's portfolio will be rebalanced periodically.


MANAGEMENT PROCESS. Portfolio management will select stocks of companies that offer economic value, utilizing the CROCI (Reg. TM) strategy as one factor. Economic value is measured using the CROCI (Reg. TM) Economic Price Earnings Ratio. The CROCI (Reg. TM) Economic Price Earnings Ratio is a proprietary measure of company valuation using the same relationship between valuation and return as an accounting P/E ratio (i.e., price/book value divided by return on equity). The CROCI (Reg. TM) methodology may apply other measures of company valuation, as determined by the CROCI (Reg. TM) Investment Strategy and Valuation Group. Portfolio management may use criteria other than the CROCI (Reg. TM) methodology in selecting investments. At times the number of stocks held in the fund may be higher or lower than 40 stocks as a result of corporate actions, mergers or other events.


The fund is rebalanced periodically in accordance with the strategy's rules (re-selecting the 40 stocks that make up the fund) and certain portfolio selection buffers and sector exposure controls in an attempt to reduce portfolio turnover and unwanted levels of sector concentration. Portfolio management will take additional measures to attempt to reduce portfolio turnover, market impact and transaction costs in connection with implementation of the strategy, by applying liquidity and trading controls and managing the portfolio with tax efficiency in mind.


The CROCI (Reg. TM) strategy is supplied by the CROCI (Reg. TM) Investment Strategy and Valuation Group, a unit within Deutsche Asset & Wealth Management, through a licensing agreement with the fund's Advisor.


SECURITIES LENDING. The fund may lend securities (up to one-third of total assets) to approved institutions.



MAIN RISKS


There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


STOCK MARKET RISK. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock's issuer, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the fund makes, which could affect the fund's ability to sell them at an attractive price. To the extent the fund invests in a particular capitalization or sector, the fund's performance may be affected by the general performance of that particular capitalization or sector.


CROCI (Reg. TM) RISK. The fund will be managed using the CROCI (Reg. TM) Investment Process which is based on portfolio management's belief that, over time, stocks which display more favorable financial metrics (for example, the CROCI (Reg. TM)( )Economic P/E ratio) as generated by this process may outperform stocks which display less favorable metrics. This premise may not prove to be correct and prospective investors should evaluate this assumption prior to investing in the fund.


The calculation of financial metrics used by the fund (such as, among others, the CROCI (Reg. TM) Economic P/E ratio) are determined by the CROCI (Reg. TM)( )Investment Strategy and Valuation Group using publicly available information. This publicly available information is adjusted based on assumptions made by the CROCI (Reg. TM) Investment Strategy and Valuation Group that, subsequently, may prove not to have been correct. As financial metrics are calculated using historical information, there can be no guarantee of the future performance of the CROCI (Reg. TM) strategy.


VALUE INVESTING RISK. As a category, value stocks may underperform growth stocks (and the stock market as a whole) over any period of time. In addition, value stocks selected for investment by portfolio management may not perform as anticipated.



                                       2
                                              Deutsche CROCI (Reg. TM) U.S. Fund


                                                SUMMARY PROSPECTUS April 1, 2015

SECURITY SELECTION RISK. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.


LIQUIDITY RISK. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.


COUNTERPARTY RISK. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.


PRICING RISK. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different from the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.


SECURITIES LENDING RISK. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.



PAST PERFORMANCE


Since the fund is newly offered, performance information is not available.



MANAGEMENT


INVESTMENT ADVISOR

Deutsche Investment Management Americas Inc.


PORTFOLIO MANAGER(S)

DI KUMBLE, CFA, MANAGING DIRECTOR. Portfolio Manager of the fund. Began managing the fund in 2015.



PURCHASE AND SALE OF FUND SHARES


MINIMUM INITIAL INVESTMENT ($)


                                                              AUTOMATIC
                                             UGMAS/          INVESTMENT
                  NON-IRA            IRAS     UTMAS               PLANS
        -----------------  --------------  --------  ------------------
A C         1,000                 500       1,000             500
------      -----                 ---       -----             ---
R6             None              N/A         N/A             N/A
--          -----                ----       -----            ----
INST    1,000,000                N/A         N/A             N/A
--      ---------                ----       -----            ----
S           2,500               1,000       1,000           1,000
--      ---------               -----       -----           -----

For participants in all group retirement plans, and in certain fee-based and wrap programs approved by the Advisor, there is no minimum initial investment and no minimum additional investment for Class A, C and S shares. For Section 529 college savings plans, there is no minimum initial investment and no minimum additional investment for Class S shares. In certain instances, the minimum initial investment may be waived for Institutional Class shares. There is no minimum additional investment for Institutional Class and R6 shares. The minimum additional investment in all other instances is $50.



TO PLACE ORDERS


MAIL           New Accounts             Deutsche Asset & Wealth Management
                                        PO Box 219356
                                        Kansas City, MO 64121-9356
               Additional Investments   Deutsche Asset & Wealth Management
                                        PO Box 219154
                                        Kansas City, MO 64121-9154
               Exchanges and            Deutsche Asset & Wealth Management
               Redemptions              PO Box 219557
                                        Kansas City, MO 64121-9557
EXPEDITED MAIL                          Deutsche Asset & Wealth Management
                                        210 West 10th Street
                                        Kansas City, MO 64105-1614
WEB SITE                                deutschefunds.com
TELEPHONE                               (800) 728-3337
                                        M - F 8 a.m. - 8 p.m. ET
TDD LINE                                (800) 972-3006, M - F 8 a.m. - 8 p.m. ET


Initial investments must be sent by mail. You can make additional investments or sell shares of the fund on any business day by visiting our Web site, by mail, or by telephone. The fund is generally open on days when the New York Stock Exchange is open for regular trading.


Class R6 shares are generally available only to certain retirement plans. Institutional Class shares are generally available only to qualified institutions. Class S shares are only available to a limited group of investors.



TAX INFORMATION


The fund's distributions are generally taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan. Any withdrawals you make from such tax-advantaged investment plans, however, may be taxable to you.



                                       3
                                              Deutsche CROCI (Reg. TM) U.S. Fund


                                                SUMMARY PROSPECTUS April 1, 2015

PAYMENTS TO BROKER-DEALERS AND

OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's Web site for more information.


No such payments are made with respect to Class R6 shares. To the extent the fund makes such payments with respect to another class of its shares, the expense is borne by the other share class.


                                       4
                                              Deutsche CROCI (Reg. TM) U.S. Fund
                                       SUMMARY PROSPECTUS April 1, 2015 DCUF-SUM